Consolidated Statements of Changes in Equity - USD ($)	Class A Ordinary Share	Class B Ordinary Share	Additional paid-in capital	Statutory Reserve	(Accumulated Deficit) Retained earning	Accumulated other comprehensive (loss) income	Non- controlling interest	Total
Balance at Dec. 31, 2018	$ 1,610	$ 550	$ 11,945,979	$ 20,539	$ (384,309)	$ (171,167)	$ (27,836)	$ 11,385,366
Balance (in Shares) at Dec. 31, 2018	16,102,420	5,497,715
Share-based compensation expenses			159,984					159,984
Buy out of a non-controlling interests			(61,108)				27,390	(33,718)
Net income (loss)					4,046,670		(46,171)	4,000,499
Appropriation of statutory reserve				395,274	(395,274)
Foreign currency translation adjustments						(173,604)		(173,604)
Balance at Dec. 31, 2019	$ 1,610	$ 550	12,044,855	415,813	3,267,087	(344,771)	(46,617)	15,338,527
Balance (in Shares) at Dec. 31, 2019	16,102,420	5,497,715
Share-based compensation expenses			168,350					168,350
Issuance of Class A Ordinary Shares pursuant to initial public offering, net of issuance costs	$ 332		10,609,851					10,610,183
Issuance of Class A Ordinary Shares pursuant to initial public offering, net of issuance costs (in Shares)	3,315,003
Issuance of restricted Class A Ordinary Shares to non-executive directors	$ 2		(2)
Issuance of restricted Class A Ordinary Shares to non-executive directors (in Shares)	18,000
Buy out of a non-controlling interests			(47,900)				47,900
Net income (loss)					4,458,380		(1,283)	4,457,097
Appropriation of statutory reserve				385,689	(385,689)
Foreign currency translation adjustments						1,259,984		1,259,984
Balance at Dec. 31, 2020	$ 1,944	$ 550	22,775,154	801,502	7,339,778	915,213		31,834,141
Balance (in Shares) at Dec. 31, 2020	19,435,423	5,497,715
Share-based compensation expenses			211,823					211,823
Issuance of restricted Class A Ordinary Shares to non-executive directors	$ 2		(2)
Issuance of restricted Class A Ordinary Shares to non-executive directors (in Shares)	18,000
Net income (loss)					238,665			238,665
Appropriation of statutory reserve				397,552	(397,552)
Foreign currency translation adjustments						281,793		281,793
Balance at Dec. 31, 2021	$ 1,946	$ 550	$ 22,986,975	$ 1,199,054	$ 7,180,891	$ 1,197,006		$ 32,566,422
Balance (in Shares) at Dec. 31, 2021	19,453,423	5,497,715